Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Lease Liabilities [Abstract]
Schedule of Minimum Future Rental Income	The Company has non-cancellable agreements to lease our equipment to tenant under operating lease for 1 to 3 years. The leases do not contain contingent payments. At September 30, 2024, the minimum future rental income to be received is as follows:
As of September 30,	RMB
2025	200
Total	200

Schedule of Lease Expense	The components of the Company’s lease expense are as follows:
	Six months ended September 30,
	2023	2024
	RMB	RMB

Operating lease cost	1,593	1,723
Short-term lease cost	-	-
Lease cost	1,593	1,723

Supplemental cash flow information related to its operating leases was as follows for the six months ended September 30, 2023 and 2024:
	Six months ended September 30,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	2,287	2,076
The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2024 and September 30, 2024:
	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.61	2.46
Weighted average discount rate	7.00%	7.00%

Schedule of Maturities of Lease Liabilities	Maturities of its lease liabilities for all operating leases are as follows as of September 30, 2024:
Six months ended September 30,
RMB
2025	4,575
2026	4,575
2027 and after	494
Total lease payments	9,644
Less: Interest	(703)
Present value of lease liabilities	8,941
Less current portion, record in current liabilities	(4,078)
Present value of lease liabilities	4,863

Schedule of Minimum Lease Payments	The future minimum lease payments of the capital lease as of September 30, 2024 were as follows:
September 30,	Amount
2025	3,390
2026	1,448
2027	78
2028	78
2029	26
Less: unearned discount	(422)
4,598
Less: Current portion lease liability	(3,044)
$1,554